Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Marti Technologies, Inc.
Trading Symbol	MRT
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	57,036,094
Amendment Flag	false
Entity Central Index Key	0001852767
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40588
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Buyukdere Cd. No:237
Entity Address, City or Town	Maslak
Entity Address, Postal Zip Code	34485
Entity Address, Country	TR
Title of 12(b) Security	Class A Ordinary Shares
Security Exchange Name	NYSEAMER
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	2639
Auditor Name	KPMG Bağımsız Denetim ve SMMM A.Ş.
Auditor Location	İstanbul, Turkiye
Business Contact
Document Information Line Items
Entity Address, Address Line One	Buyukdere Cd. No:237
Entity Address, City or Town	Maslak
Entity Address, Postal Zip Code	34485
Entity Address, Country	TR
Contact Personnel Name	Oguz Alper Öktem
City Area Code	(850)
Local Phone Number	308 34 19